FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Carrying Amount and Fair Value of Financial Instruments
The carrying amount and fair value of financial instruments are shown below:

	2023		2022
AS OF DEC. 31 US$ MILLIONS	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Available-for-sale fixed maturity securities	$18,777	$18,777	$16,316	$16,316
Equity securities[1]	3,663	3,663	1,253	1,253
Mortgage loans on real estate, net of allowance	5,962	5,683	5,888	5,637
Private loans, net of allowance	1,198	855	1,144	1,086
Policy loans	390	390	374	374
Short-term investments	3,115	3,115	2,402	2,402
Other invested assets
Derivative assets	116	116	44	44
Separately managed accounts	105	105	127	127
Other[2]	58	58	40	40
Reinsurance funds withheld[3]	7,248	7,248	5,812	5,812
Separate account assets[4]	1,189	1,189	1,045	1,045
Total financial assets	$41,821	$41,199	$34,445	$34,136
Financial liabilities
Policyholders’ account balances – embedded derivative	$1,104	$1,104	$907	$907
Market risk benefits	89	89	124	124
Other liabilities
Derivative liabilities	12	12	38	38
Funds withheld liabilities	83	83	10	10
Notes payable	174	174	151	151
Corporate and subsidiary borrowings	3,569	3,567	3,652	3,625
Separate account liabilities[4]	1,189	1,189	1,045	1,045
Total financial liabilities	$6,220	$6,218	$5,927	$5,900
1.Balance includes $424 million of private equity measured at cost less any impairments, if any, as their fair values are not readily determinable and are therefore not subject to fair value hierarchy as of December 31, 2023. No amounts of impairments and upward or downward adjustments were recorded for the year ended December 31, 2023. The Company held no equities without readily determinable fair values as of December 31, 2022.
2.Balance represents other invested assets not subject to fair value hierarchy as of December 31, 2023 and 2022, respectively.
3.Balance includes $7.3 billion and $5.7 billion of assets not subject to fair value hierarchy as of December 31, 2023 and 2022, respectively.
4.Balance includes $26 million and $33 million of assets, and corresponding liabilities, that are not subject to fair value hierarchy as of December 31, 2023 and 2022, respectively.

Schedule of Significant Unobservable Inputs	Shown below are the significant unobservable inputs used to calculate the Level 3 fair value of the embedded derivatives within “Policyholders’ account balances”:

	Fair Value
AS OF DEC. 31 US$ MILLIONS	2023	2022	Unobservable Input
Embedded derivative
Indexed annuities and indexed life	$872	$726	Lapse Rate
			Mortality Multiplier
			Equity Volatility

Schedule of Fair Value Hierarchy Measurements of Financial Instruments
The fair value hierarchy measurements of the financial instruments are shown below:

	Assets and Liabilities Carried at Fair Value by Hierarchy Level
AS OF DEC. 31, 2023 US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Available-for-sale fixed maturity securities
U.S. treasury and government	$497	$442	$55	$—
U.S. states and political subdivisions	670	—	670	—
Foreign governments	614	—	614	—
Corporate debt securities	14,592	—	12,314	2,278
Residential mortgage-backed securities	376	—	376	—
Commercial mortgage-backed securities	726	—	696	30
Collateralized debt securities	1,302	—	961	341
Total fixed maturity, available-for-sale	18,777	442	15,686	2,649
Equity securities
Common stock	3,073	2,682	—	391
Preferred stock	121	37	—	84
Private equity and other	45	—	—	45
Total equity securities	3,239	2,719	—	520
Short-term investments	3,115	1,948	40	1,127
Other invested assets:
Derivative assets	116	—	115	1
Separately managed accounts	105	—	—	105
Other	46	—	—	46
Reinsurance funds withheld – embedded derivative	(46)	—	—	(46)
Separate account assets	1,163	405	758	—
Total financial assets	$26,515	$5,514	$16,599	$4,402
Financial liabilities
Policyholders’ account balances – embedded derivative	1,104	—	232	872
Market risk benefit	89	—	—	89
Other liabilities:
Derivative liabilities	12	8	4	—
Funds withheld liabilities	83	—	83	—
Separate account liabilities	1,163	405	758	—
Total financial liabilities	$2,451	$413	$1,077	$961

	Assets and Liabilities Carried at Fair Value by Hierarchy Level
AS OF DEC. 31, 2022 US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Available-for-sale fixed maturity securities
U.S. treasury and government	$110	$40	$70	$—
U.S. states and political subdivisions	855	—	855	—
Foreign governments	318	—	318	—
Corporate debt securities	13,491	—	13,045	446
Residential mortgage-backed securities	127	—	127	—
Commercial mortgage-backed securities	408	—	408	—
Collateralized debt securities	1,007	—	561	446
Total fixed maturity, available-for-sale	16,316	40	15,384	892
Equity securities
Common stock	1,156	989	—	167
Preferred stock	75	36	—	39
Private equity and other	22	—	—	22
Total equity securities	1,253	1,025	—	228
Short-term investments	2,402	1,160	—	1,242
Other invested assets:
Derivative assets	44	—	43	1
Separately managed accounts	127	—	—	127
Reinsurance funds withheld – embedded derivative	154	—	—	154
Separate account assets	1,012	313	699	—
Total financial assets	$21,308	$2,538	$16,126	$2,644
Financial liabilities
Policyholders’ account balances – embedded derivative	907	—	181	726
Market risk benefit	124	—	—	124
Other liabilities:
Derivative liabilities	38	25	13	—
Funds withheld liabilities	10	—	10	—
Separate account liabilities	1,012	313	699	—
Total financial liabilities	$2,091	$338	$903	$850

Schedule of Carrying Value and Estimated Fair Value of Financial Instruments Not Recorded at Fair Value on a Recurring Basis
The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis are shown below:

AS OF DEC. 31, 2023 US$ MILLIONS	Carrying Amount	Fair Value	FV Hierarchy Level
			Level 1	Level 2	Level 3
Financial assets
Mortgage loans on real estate, net of allowance	$5,962	$5,683	—	—	5,683
Private loans, net of allowance	1,198	$855	—	—	855
Policy loans	390	$390	—	—	390
Other invested assets, excluding derivatives and separately managed accounts	12	$12	—	—	12
Total financial assets	$7,562	$6,940
Financial liabilities
Corporate and subsidiary borrowings	$3,569	$3,567	133	249	3,185
Notes payable	174	$174	—	—	174
Total financial liabilities	$3,743	$3,741

AS OF DEC. 31, 2022 US$ MILLIONS	Carrying Amount	Fair Value	FV Hierarchy Level
			Level 1	Level 2	Level 3
Financial assets
Mortgage loans on real estate, net of allowance	$5,888	$5,637	—	—	5,637
Private loans, net of allowance	1,144	$1,086	—	—	1,086
Policy loans	374	$374	—	—	374
Other invested assets, excluding derivatives and separately managed accounts	40	$40	—	—	40
Total financial assets	$7,446	$7,137
Financial liabilities
Corporate and subsidiary borrowings	$3,652	$3,625	—	—	3,625
Notes payable	151	$151	—	—	151
Total financial liabilities	$3,803	$3,776

Schedule of Fair Value Assets Measured on Recurring Basis
For financial assets and financial liabilities measured at fair value on a recurring basis using Level 3 inputs during the periods, reconciliations of the beginning and ending balances are shown below:

	Assets				Liabilities
FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS	Investment Securities	Derivative Assets	Separately Managed Accounts	Reinsurance funds withheld - Embedded Derivative	PAB – Embedded Derivative
Balance, beginning of year	$2,362	$1	$127	$154	$(726)
Acquisitions from business combination	47	—	—	—	—
Fair value changes in net income	(170)	108	(1)	(200)	—
Net change included in interest sensitive contract benefits	—	—	—	—	(96)
Fair value changes in other comprehensive income	393	—	(4)	—	—
Purchases	6,271	133	33	—	—
Sales	(4,561)	—	(50)	—	—
Settlements or maturities	—	(241)	—	—	—
Premiums less benefits	—	—	—	—	(50)
Balance, end of year	$4,342	$1	$105	$(46)	$(872)

	Assets				Liabilities
FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS	Investment Securities	Derivative Assets	Separately Managed Accounts	Reinsurance funds withheld - Embedded Derivative	PAB – Embedded Derivative
Balance, beginning of year	$109	$—	$—	$(19)	$—
Acquisitions from business combination	373	3	113	—	(745)
Fair value changes in net income	(31)	(13)	—	173	—
Net change included in interest sensitive contract benefits	—	—	—	—	61
Fair value changes in other comprehensive income	(158)	(25)	—	—	—
Purchases	2,483	55	32	—	—
Sales	(433)	—	(18)	—	—
Settlements or maturities	19	(19)	—	—	—
Premiums less benefits	—	—	—	—	(42)
Balance, end of year	$2,362	$1	$127	$154	$(726)

Summary of Valuation Techniques and Unobservable Inputs of Level 3 Fair Value Measurements
The following summarizes the valuation techniques and unobservable inputs of the Level 3 fair value measurements:

Type of Asset	Valuation Techniques	Significant Unobservable Inputs
Equity-index options	Heston and Black-Scholes Valuation models	•Interest rate (risk-free rate assumptions) •Underlying equity quoted index prices
Available-for-sale fixed maturity securities	Corporate debt securities •Discounted cash flows (yield analysis) •Income approach •Price at cost	Corporate debt securities •Contractual cash flows •Duration •Call provisions •Weighted-average life •Risk premium •Coupon rate
	Collateralized debt securities •Broker quotes •Income approach	Collateralized debt securities •Contractual cash flows •Weighted-average coupon and maturity •Collateral type •Loss severity •Geography
Common stock, preferred stock and private equity	•Broker quotes •Income approach •Current Value Method (“CVM”) •Guideline public company method[1]	•Security structure •Last Twelve Months (“LTM”) Revenue Multiple[2] •Next Calendar Year (“NCY”) Revenue Multiple[3] •LTM EBITDA Multiple[4] •NCY +1 EBITDA Multiple[5]
Separately managed accounts	Common stock and warrants •Guideline public company method[1] •Option pricing method •CVM	Common stock and warrants •LTM Revenue Multiple[2] •NCY Revenue Multiple[3] •LTM EBITDA Multiple[4] •NCY +1 EBITDA Multiple[5] •Term •Volatility •Discount for lack of marketability (“DLOM”)
	Preferred stock •Guideline public company method[1] •CVM	Preferred stock •LTM Revenue Multiple[2] •NCY Revenue Multiple[3] •LTM EBITDA Multiple[4] •NCY +1 EBITDA Multiple[5]
	Fixed income •Discounted cash flows (yield analysis) •Market transactions approach •CVM •Cost	Fixed income •Discount rate •NCY EBITDA
1.Guideline public company method uses price multiples from data on comparable public companies. Multiples are then adjusted to account for differences between what is being valued and comparable firms.
2.LTM Revenue Multiple valuation metric shows revenue for the past 12-month period.
3.NCY Revenue Multiple shows forecast revenue over the next calendar year.
4.LTM EBITDA Multiple shows earnings before interest, taxes, depreciation and amortization (“EBITDA”) for the past 12-month period.
5.NCY +1 EBITDA Multiple shows forecasted EBITDA expected to be achieved over the next calendar year.